Related party transactions (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Related party transactions
Schedule of transactions with other related parties

	For the six months ended June 30,
	2022 $	2021 $
Services provided by a company with control from a director of the Company	30,664	49,421
Purchase from a joint venture	—	53,981

	Year ended December 31,
	2021 $	2020 $	2019 $
Sales to a shareholder	—	16,950	393,342
Purchase from a joint venture	53,981	21,119	5,590
Services provided by a company with control from a director	90,353	—	—
Legal and professional fee paid on behalf of related companies	9,060	—	—